Inventories (Tables)	6 Months Ended
Jun. 30, 2022
Inventories
Summary of inventories consist

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Investigational products	27,237	—	—